JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 23, 2013

to the Prospectuses dated February 28, 2013, as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN GLOBAL OPPORTUNITIES FUND. The Board of Trustees of the JPMorgan Global Opportunities Fund (the “Fund”) has approved the liquidation and dissolution of the Fund on or about October 4, 2013 (the “Liquidation Date”). Unless you have a Fund direct individual retirement account (“IRA”) where State Street Bank and Trust serves as the custodian, on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. Capital gain distributions, if any, may be paid on or prior to the Liquidation Date. As of the Liquidation Date, all references to the Fund in the Prospectuses and Statement of Additional Information are hereby deleted. If you have a Fund direct IRA account, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the Plan administrator.

Share Class of JPMorgan Global Opportunities Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Class C Shares	Morgan Shares
Select Class Shares	Morgan Shares

FOR EXISTING SHAREHOLDERS OF RECORD OF THE FUND AS OF AUGUST 26, 2013, ADDITIONAL PURCHASES OF FUND SHARES WILL BE ACCEPTED UP TO AND INCLUDING SEPTEMBER 23, 2013 AFTER WHICH NO NEW PURCHASES WILL BE ACCEPTED. FOR ALL OTHER INVESTORS, PURCHASES OF FUND SHARES WILL NO LONGER BE ACCEPTED EFFECTIVE AUGUST 26, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-GO-813

JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 23, 2013 to the

Statement of Additional Information dated February 28, 2013, as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN GLOBAL OPPORTUNITIES FUND. The Board of Trustees of the JPMorgan Global Opportunities Fund (the “Fund”) has approved the liquidation and dissolution of the Fund on or about October 4, 2013 (the “Liquidation Date”). Unless you have a Fund direct individual retirement account (“IRA”) where State Street Bank and Trust serves as the custodian, on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. Capital gain distributions, if any, may be paid on or prior to the Liquidation Date. As of the Liquidation Date, all references to the Fund in the Prospectuses and Statement of Additional Information are hereby deleted. If you have a direct IRA account, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the Plan administrator.

Share Class of JPMorgan Global Opportunities Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Class C Shares	Morgan Shares
Select Class Shares	Morgan Shares

FOR EXISTING SHAREHOLDERS OF RECORD OF THE FUND AS OF AUGUST 26, 2013, ADDITIONAL PURCHASES OF FUND SHARES WILL BE ACCEPTED UP TO AND INCLUDING SEPTEMBER 23, 2013 AFTER WHICH NO NEW PURCHASES WILL BE ACCEPTED. FOR ALL OTHER INVESTORS, PURCHASES OF FUND SHARES WILL NO LONGER BE ACCEPTED EFFECTIVE AUGUST 26, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-GO-813